COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Payments

As of December 31, 2013, future minimum lease payments were as follows (in thousands):

	Operating	Capital	Total
2014	$8,241	$4,980	$13,221
2015	8,975	2,801	11,776
2016	9,794	1,987	11,781
2017	9,889	1,863	11,752
2018	9,825	—	9,825
Thereafter	70,045	—	70,045

	116,769	11,631	128,400
Amounts representing interest	—	(1,164)	(1,164)

Total lease payments	$116,769	$10,467	$127,236